COMMON STOCK (Detail Textuals) - USD ($)		1 Months Ended
	Apr. 12, 2018	Mar. 22, 2018	Mar. 19, 2018
Employment Agreement | Current Chief Executive Officer
Schedule of Equity Method Investments [Line Items]
Number of shares issued			17,500,000
Value of shares issued			$ 980,000
Consulting agreement | Current Chief Executive Officer
Schedule of Equity Method Investments [Line Items]
Number of shares issued			7,500,000
Value of shares issued			$ 420,000
Release agreement | Chief Executive Officer
Schedule of Equity Method Investments [Line Items]
Number of shares issued	1,500,000	1,500,000
Value of shares issued	$ 84,000	$ 84,000